UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
October 31, 2018

Aptus Behavioral Momentum ETF
Ticker: BEMO

Aptus Fortified Value ETF
Ticker: FTVA

Aptus Defined Risk ETF
Ticker: DRSK

Opus Small Cap Value Plus ETF
Ticker: OSCV

Aptus ETFs

Aptus Behavioral Momentum ETF

Dear BEMO Shareholders,

Thank you for your investment in the Aptus Behavioral Momentum ETF, referred to herein as “BEMO” or the “Fund”.  The information presented in this letter relates to BEMO’s performance from May 1, 2018 through October 31, 2018 (the “Period”).

Aptus Behavioral Momentum Index (the “Index”), is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities.  The proprietary Index methodology, developed by Aptus Capital Advisors, quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate US Treasury Bonds dependent on the overall market environment.

For the period May 1, 2018 through October 31, 2018 BEMO was down -4.43% at market and -4.25% at NAV.  Over the same time period the S&P 500 Total Return Index was up 3.40%.

The largest positive contributor to return for the Period was Square, Inc. (SQ), gaining 21.06% and adding 0.80% to the return of BEMO.  The second largest contributor was Intuitive Surgical, Inc. (ISRG), gaining 18.24% and adding 0.78% to the return of BEMO.  The third largest contributor was ServiceNow, Inc. (NOW), gaining 17.75% and adding 0.71% to the return of BEMO.

The largest negative contributor to the return for the Period was Align Technology, Inc. (ALGN), down 32.18% and detracting 1.27% from BEMO.  The second largest negative contributor was SVB Financial Group. (SIVB), down 22.64% and detracting 0.85% from BEMO.  The third largest negative contributor was National Oilwell Varco, Inc. (NOV), down 21.66% and detracting 0.83% from BEMO.

The Index is rebalanced on a rolling 28-day cycle.  The Index methodology is designed to adapt to the market environment by seeking exposure to individual names where market participants are pushing prices higher.  In addition, the Index aims to provide built-in risk management designed to avoid most large negative market movements.

The Aptus Behavioral Momentum Index reached new highs at the end of September but the overweight to the technology sector in October took its toll and the Index gains over the previous 5 months were wiped away. The Index’s ability to adapt to the market environment showed true in the October rebalance when overall risk was ratcheted down by transitioning into lower volatility names like MRK, MCK, CLX and CHD. During the October rebalance, the Index’s trend following

Aptus Behavioral Momentum ETF

risk management component was very close to triggering a move to Treasuries.  The Index’s systematic rebalance process and simple rules surrounding our buy and sell decisions creates an opportunity for winning stocks to continue to win and losing stocks to be eliminated.

We appreciate your investment.  If we can ever elaborate on the underlying methodology of the Aptus Behavioral Momentum Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your investment in BEMO.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The behavioral momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in small capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

The Aptus Behavioral Momentum Index is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities. The proprietary Index methodology developed by Aptus Capital Advisors quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks to gain exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate Treasury Bonds dependent on the overall market environment. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Aptus Behavioral Momentum ETF

Definitions:

S&P 500 Total Return Index – a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Behavioral Momentum ETF, which is distributed by Quasar Distributors, LLC. Quasar Distributors, LLC is affiliated with U.S. Bancorp Fund Services, LLC and U.S Bank.

Aptus Fortified Value ETF

Dear FTVA Shareholders,

Thank you for your investment in the Aptus Fortified Value ETF, referred to herein as “FTVA” or the “Fund”.  The information presented in this letter relates to FTVA’s performance from May 1, 2018 through October 31, 2018 (the “Period”).

The Aptus Fortified Value Index (the “Index”) is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.- listed common stocks and real estate investment trusts (“REITs”), while attempting to hedge against significant U.S. equity market declines when the market is overvalued.  The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market.  When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.5% of the equity component and 0.50% of the tail hedge.

For the period May 1, 2018 through October 31, 2018 FTVA was down 0.51% at market and 0.37% at NAV.  Over the same time period the Russell 1000 Total Return Index was up 3.03%.

The largest positive equity contributor to return for the Period was Mallinckrodt plc (MNK), gaining 68.77% and adding 1.26% to the return of FTVA.  The second largest contributor was Scripps Networks Interactive, Inc. (SNI), gaining 29.14% and adding 0.54% to the return of FTVA.  The third largest contributor was First Data Corporation (FDC), gaining 28.10% and adding 0.53% to the return of FTVA.

The largest negative equity contributor to the return for the Period was Applied Materials, Inc. (AMAT), down 28.85% and detracting 0.58% from FTVA.  The second largest negative contributor was Thor Industries, Inc. (THO), down 28.56% and detracting 0.58% from FTVA.  The third largest negative contributor was NVR, Inc. (NVR), down 27.77% and detracting 0.51% from FTVA.

The Aptus Fortified Value Index continues to overweight the Technology, Healthcare and Consumer Discretionary sectors. The index did feel the effects of the October sell off especially in the Technology sector but was able to hedge a bit of the decline toward the end of the month as the tail hedge’s weight began to increase with volatility. The Index will continue to use a rules-based process that seeks out U.S. stocks with quality and value characteristics with a dynamic tail hedge when valuations dictate.

Aptus Fortified Value ETF

We appreciate your interest in FTVA.  If we can elaborate on the underlying methodology of the Aptus Fortified Value Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

The Index methodology is based on a “value” style of investing, and consequently, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time. When the Index’s tail hedge is in effect, the Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

The Index is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.-listed common stocks and real estate investment trusts (“REITs”), while hedging against significant U.S. equity market declines when the market is overvalued. The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market. When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.5% of the equity component and 0.50% of the tail hedge. The Index’s equity component is drawn from the universe of common stocks and REITs that make up the Solactive U.S. Large & Mid Cap Index, generally the 1,000 largest U.S.-listed common stocks and REITs. Companies in the finance sector are excluded from the

Aptus Fortified Value ETF

universe. The Index scores each company in the universe on a proprietary series of objective, fundamental analyses (the “Valuation Model”) that evaluate each company’s free cash flow relative to its size, return on capital employed (a measure of profitability relative to a company’s capital), and change in price-to-earnings ratios over the past five years. For each company, the Valuation Model averages the scores from each analysis to determine an overall “Aptus Value Composite Score”. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Definitions:

Free Cash Flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Russell 1000 Total Return Index – an index of approximately 1,000 of the largest companies in the U.S. equity market. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Fortified Value ETF, which is distributed by Quasar Distributors, LLC. Quasar Distributors, LLC is affiliated with U.S. Bancorp Fund Services, LLC and U.S Bank.

Aptus Defined Risk ETF

Dear DRSK Shareholders,

Thank you for your investment in the Aptus Defined Risk ETF, referred to herein as “DRSK” or the “Fund”.  The information presented in this letter relates to DRSK’s recent launch on August 7, 2018 through October 31, 2018 (the “Period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 90% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to large capitalization U.S. stocks, while limiting downside risk (the “Equity Strategy”).

For the period August 7, 2018 through October 31, 2018 DRSK was up 2.15% at market and 1.77% at NAV.  Over the same time period the Bloomberg Barclays Global Aggregate Total Return Index was down 1.57%.

The largest positive contributor to return for the Period was an option position in Red Hat, Inc (RHT), gaining 327.33% and adding 4.67% to the return of DRSK.  The second largest contributor was an option position in Starbucks Corporation (SBUX), gaining 200.84% and adding 2.02% to the return of DRSK.  The third largest contributor was an option position in Pfizer, Inc. (PFE), gaining 130.53% and adding 1.51% to the return of DRSK.

The largest negative equity contributor to the return for the Period was an option position in BB&T Corporation (BBT), down 83.38% and detracting 1.06% from DRSK.  The second largest negative contributor was an option position in the iShares U.S. Real Estate ETF (IYR), down 82.72% and detracting 0.81% from DRSK.  The third largest negative contributor was an option position in PepsiCo, Inc. (PEP), down 73.62% and detracting 0.50% from DRSK.

We are excited about the opportunity to give our investors access to the Aptus Defined Risk ETF. We see income generation as a major issue for investors in a low interest rate environment and extending maturities or accepting poorer credit bring added risk. Our “income plus” approach utilizes call options that can allow for significant upside capture in a rising market and defined risk in a declining market. The powerful combination of laddered bonds over the next 7 years and asymmetric payoff opportunity of the call options aims to give investors expected returns not typically seen in the traditional fixed income space.

We appreciate your interest in DRSK.  If we can elaborate on the underlying Aptus Defined Risk strategy, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Defined Risk ETF

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests indirectly in fixed income securities through investments in underlying Bond ETFs, which involve certain risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. Because the Fund only purchases options (as opposed to writing/selling options), the Fund’s losses from its exposure to options are limited to the amount of premiums paid.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds.

The Aptus Defined Risk strategy is subject to the risk that the securities may be more volatile than the market as a whole. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment-grade refers to a higher level of confidence by ratings agencies that the issuer will be able to make its principal and interest payments. Changes in ratings of the underlying debt securities could lead to unexpected credit risk.

The Fund may invest in options; the Fund risks losing all or part of the cash paid (premium) for purchasing options. Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Similarly, the transaction costs involved in trading a stock may be more or less than a particular bond depending on the factors mentioned above and whether the stock or bond trades upon an exchange. Depending on the entity issuing the bond, it may or may not afford additional protections to the investor, such as a guarantee of return of principal by a government or bond insurance company. There is typically no guarantee of any kind associated with the purchase of an individual stock. Bonds are often owned by individuals interested in current income while stocks are generally owned by individuals seeking price appreciation with income a secondary concern. The tax treatment of returns of bonds and stocks also differs given differential tax treatment if income versus capital gain.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Aptus Capital Advisors is the adviser to the Aptus Defined Risk ETF, which is distributed by Quasar Distributors, LLC. Quasar Distributors, LLC is affiliated with U.S. Bancorp Fund Services, LLC and U.S Bank.

One cannot invest directly in an index.

Definitions:

Bloomberg Barclays Global Aggregate Bond Index – a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers.

Opus Small Cap Value Plus ETF

Dear OSCV Shareholders,

Thank you for your investment in the Opus Small Cap Value Plus ETF, referred to herein as “OSCV” or the “Fund”. The information presented in this letter relates to OSCV’s performance from the Fund’s inception on July 17, 2018 through October 31, 2018 (the “Period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines a small capitalization company as an issuer whose market capitalization at the time of purchase is in the range of those found in the Russell 2000® Index.

The Fund’s sub-adviser, Opus Capital Group, LLC, selects stocks across a variety of sectors and industries for the Fund by combining factor-based analysis with rigorous fundamental research to identify high-quality, growing companies that the sub-adviser believes are undervalued.

Despite the challenging environment for our style of investing, OSCV has outperformed the Russell 2000 Value Index. The Opus Small Cap Value Plus ETF is down 5.72% at market and 6.37% at NAV while the Russell 2000 Value index is down 8.95% over that same time period. We are excited for the strong showing, as it starts the Fund off on the right foot. More gratifying is that 90% of our outperformance for the Period was the result of stock selection. What this means to us is that the time and effort spent researching companies adds value for our clients, whereas a strictly factor-based approach in the dividend universe misses the mark. Sector weights gave an additional performance boost.

Positive contribution from stock selection was seen in every sector, save for Finance and Insurance, which was flat. Our best work as a whole was in Professional, Scientific, and Technical Services, where we benefited from late cycle rallies in several of our backoffice names. In Transportation and Warehousing, though political risks remain, Grupo Aeroportuario del Centro Norte SAB de CV had a strong showing as trade turmoil with Mexico abated, positioning this “cash flow machine” to benefit from its position as a conduit for cross-border trade under the renegotiated North American Free Trade Agreement (“NAFTA”) framework. The company has an attractive dividend yield, strong growth potential, and a true economic moat, to use an overused investment euphemism.

Manufacturing was also a standout for us as we had a few high flyers. The wildly successful Turning Point Brands (TPB), gained over 30% in Q3. We trimmed the position on strength, and then exited early this quarter as the company’s valuation seemed fair and we deemed the company to have an increasing amount of headline risk, given what seems to be a looming regulatory crusade against electronic tobacco delivery devices, which is a significant part of TPB’s growth story.

Opus Small Cap Value Plus ETF

More broadly, positioning since inception was relatively unchanged from a sector perspective. Manufacturing remained the largest overweight, though its weighting fell slightly. We added a few holdings, old favorite Toro Company and Pool Corp., while selling Xerox, which floundered after the botched acquisition by Fujifilm and poorly handled activist campaign by Carl Icahn, and one winner, Robert Half. Wholesale Trade remained our second largest overweight, with the addition of advanced materials company Hexcel and Watsco.

Information remains a challenging area in which to find candidates that meet our yield and growth criteria, though remained equal weight. Our Real Estate and Rental and Leasing underweight is attributable to many of our REIT holdings being classified in the Finance and Insurance bucket. If we were to correctly categorize the REITs into Real Estate, we would be close to an equal weighting. This would leave our Finance and Insurance exposure underweight, due to an outsized weighting of banks in the benchmark. We added Evolution Petroleum Corporation in the Mining, Quarrying, and Oil and Gas Extraction space, which we like due to its unique business model and strong balance sheet, which is tough to find in the sector. We repositioned in Utilities with the addition of Algonquin Power & Utilities Corporation, which we like due to its multiple avenues for growth and exposure to renewables. We offset the buy with a sale of Spire, a more traditional utility with higher valuation and limited growth prospects.

Accommodation and Food Services remained overweight, as we added slightly with two purchases: RCI Hospitality and Wyndham Destinations. We sold DSW, one of the few traditional retailers we own as we thought the risk/reward appeared more balanced. We sold one Health Care and Social Assistance name and added two high-quality REITs.

We appreciate your investment. If you would like additional information on OSCV’s approach, please let us know as we welcome the opportunity to engage with shareholders. Thanks again for your investment in OSCV.

Sincerely,

Adam Eagleston, CFA
Portfolio Manager
Opus Capital Management, Sub-Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government

Opus Small Cap Value Plus ETF

regulation, borrowing costs and earnings. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Aptus Capital Advisors is the advisor and Opus Capital Management is the sub-advisor to the Opus Small Cap Value Plus ETF, which is distributed by Quasar Distributors, LLC. Quasar Distributors, LLC is affiliated with U.S. Bancorp Fund Services, LLC and U.S Bank.

Definitions:

Dividend yield – ratio of a company’s annual dividend compared to its share price. The dividend yield is represented as a percentage and is calculated by taking the annual dividend divided by the share price.

REIT – real estate investment trust.

Russell 2000 Value Index – The Russell 2000 Value Index measures the performance of Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index – The Russell 2000 index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

One cannot invest directly in an index.

Aptus ETFs

PORTFOLIO ALLOCATIONS
As of October 31, 2018 (Unaudited)

Aptus Behavioral Momentum ETF
Percentage of
Sector	Net Assets
Manufacturing	56.2%
Information	12.7
Professional, Scientific, and Technical Services	8.3
Retail Trade	7.5
Health Care and Social Assistance	4.5
Accommodation and Food Services	4.2
Mining, Quarrying, and Oil and Gas Extraction	3.4
Administrative and Support and Waste Management
and Remediation Services	3.0
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Aptus Fortified Value ETF
Percentage of
Sector	Net Assets
Manufacturing	45.9%
Retail Trade	10.3
Information	10.0
Professional, Scientific, and Technical Services	8.1
Administrative and Support and Waste Management
and Remediation Services	8.0
Finance and Insurance	6.2
Wholesale Trade	4.1
Construction	2.1
Arts, Entertainment, and Recreation	2.0
Health Care and Social Assistance	1.9
Purchased Options	0.6
Other Assets in Excess of Liabilities	0.8
Total	100.0%

	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

Aptus ETFs

PORTFOLIO ALLOCATIONS
As of October 31, 2018 (Unaudited) (Continued)

Aptus Defined Risk ETF
Percentage of
Sector	Net Assets
Exchange Traded Funds	92.3%
Purchased Options	5.0
Other Assets in Excess of Liabilities	2.7
Total	100.0%

Opus Small Cap Value Plus ETF
Percentage of
Sector	Net Assets
Manufacturing	27.3%
Finance and Insurance	19.9
Wholesale Trade	7.0
Utilities	6.5
Professional, Scientific, and Technical Services	6.1
Real Estate and Rental and Leasing	5.7
Accommodation and Food Services	5.3
Closed End Funds	4.6
Information	3.2
Health Care and Social Assistance	2.9
Transportation and Warehousing	2.6
Retail Trade	2.3
Mining, Quarrying, and Oil and Gas Extraction	1.5
Construction	1.2
Administrative and Support and Waste Management
and Remediation Services	1.0
Other Assets in Excess of Liabilities	2.9
Total	100.0%

	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Accommodation and Food Services – 4.2%
12,461	Domino’s Pizza, Inc.	$3,349,392

	Administrative and Support and Waste
	Management and Remediation Services – 3.0%
26,661	Waste Management, Inc.	2,385,360

	Health Care and Social Assistance – 4.5%
26,391	HCA Healthcare, Inc.	3,523,990

	Information – 12.7%
12,535	Adobe, Inc. (a)	3,080,602
13,700	Netflix, Inc. (a)	4,134,386
63,435	Twenty-First Century Fox, Inc. – Class A	2,887,561
		10,102,549

	Manufacturing – 56.2%
8,233	ABIOMED, Inc. (a)	2,809,099
162,934	Advanced Micro Devices, Inc. (a)	2,967,028
9,094	Boeing Company	3,227,097
92,479	Boston Scientific Corporation (a)	3,342,191
55,028	Church & Dwight Company, Inc.	3,267,012
21,846	Clorox Company	3,243,039
9,894	Illumina, Inc. (a)	3,078,518
7,265	Intuitive Surgical, Inc. (a)	3,786,373
141,338	Marathon Oil Corporation	2,684,009
23,304	McCormick & Company, Inc.	3,355,776
45,412	Merck & Company, Inc.	3,342,777
65,875	National Oilwell Varco, Inc.	2,424,200
40,212	NetApp, Inc.	3,156,240
53,100	Square, Inc. – Class A (a)	3,900,195
		44,583,554

	Mining, Quarrying, and Oil and Gas Extraction – 3.4%
47,123	Hess Corporation	2,704,860

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Professional, Scientific, and Technical Services – 8.3%
18,159	F5 Networks, Inc. (a)	$3,182,910
27,559	IQVIA Holdings, Inc. (a)	3,387,828
		6,570,738

	Retail Trade – 7.5%
1,799	Amazon.com, Inc. (a)	2,874,820
9,556	O’Reilly Automotive, Inc. (a)	3,065,087
		5,939,907
	TOTAL COMMON STOCKS
	(Cost $78,295,933)	79,160,350
	TOTAL INVESTMENTS
	(Cost $78,295,933) – 99.8%	79,160,350
	Other Assets in Excess of Liabilities – 0.2%	182,913
	NET ASSETS – 100.0%	$79,343,263

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 98.6%

	Administrative and Support and Waste Management
	and Remediation Services – 8.0%
7,984	Alliance Data Systems Corporation	$1,646,141
928	Booking Holdings, Inc. (a)	1,739,610
24,697	Paychex, Inc.	1,617,407
25,967	Robert Half International, Inc.	1,571,782
		6,574,940

	Arts, Entertainment, and Recreation – 2.0%
51,824	Viacom, Inc. – Class B	1,657,332

	Construction – 2.1%
751	NVR, Inc. (a)	1,681,512

	Finance and Insurance – 6.2%
8,026	Cigna Corporation	1,716,039
63,577	H&R Block, Inc.	1,687,333
92,470	Western Union Company	1,668,159
		5,071,531

	Health Care and Social Assistance – 1.9%
37,631	MEDNAX, Inc. (a)	1,553,784

	Information – 10.0%
29,472	CDK Global, Inc.	1,686,977
49,822	DISH Network Corporation – Class A (a)	1,531,528
34,316	Manhattan Associates, Inc. (a)	1,638,246
35,279	Oracle Corporation	1,723,027
269,657	Sirius XM Holdings, Inc.	1,623,335
		8,203,113

	Manufacturing – 45.9%
18,510	AbbVie, Inc.	1,441,003
34,083	Allison Transmission Holdings, Inc.	1,502,379
27,996	Altria Group, Inc.	1,820,860
48,947	Applied Materials, Inc.	1,609,377
17,520	Carter’s, Inc.	1,681,570
20,185	Celgene Corporation (a)	1,445,246
32,351	Deluxe Corporation	1,527,291
38,344	General Mills, Inc.	1,679,467
87,892	Gentex Corporation	1,850,127

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 98.6% (Continued)

	Manufacturing – 45.9% (Continued)
22,297	Gilead Sciences, Inc.	$1,520,209
10,775	Jazz Pharmaceuticals plc (a)	1,711,286
11,710	Lam Research Corporation	1,659,658
8,067	Ligand Pharmaceuticals, Inc. (a)	1,329,522
72,466	Louisiana-Pacific Corporation	1,577,585
17,426	LyondellBasell Industries N.V. – Class A	1,555,619
26,564	Michael Kors Holdings, Ltd. (a)	1,471,911
39,375	Micron Technology, Inc. (a)	1,485,225
22,010	MKS Instruments, Inc.	1,621,917
38,732	Pfizer, Inc.	1,667,800
9,914	Snap-on, Inc.	1,526,161
49,188	Teradyne, Inc.	1,694,527
20,525	Thor Industries, Inc.	1,429,361
13,390	United Therapeutics Corporation (a)	1,484,415
30,349	Western Digital Corporation	1,307,131
		37,599,647

	Professional, Scientific, and Technical Services – 8.1%
10,650	Accenture plc – Class A	1,678,653
8,407	Amgen, Inc.	1,620,786
5,024	Biogen, Inc. (a)	1,528,652
10,026	F5 Networks, Inc. (a)	1,757,357
		6,585,448

	Retail Trade – 10.3%
23,078	CVS Health Corporation	1,670,616
17,681	Express Scripts Holding Company (a)	1,714,527
53,772	L Brands, Inc.	1,743,288
17,303	Ross Stores, Inc.	1,712,997
27,174	Williams-Sonoma, Inc.	1,613,592
		8,455,020

	Wholesale Trade – 4.1%
13,436	Acuity Brands, Inc.	1,688,099
18,301	KLA-Tencor Corporation	1,675,274
		3,363,373
	TOTAL COMMON STOCKS
	(Cost $84,890,991)	80,745,700

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

		Notional
Contracts	Security Description	Amount	Value

	PURCHASED OPTIONS – 0.6%

	Put Options – 0.6%
	SPDR S&P 500 ETF Trust
18,000	Expiration: 01/18/2019,
	Exercise Price: $185.00	$487,134,000	$513,000
185	Expiration: 01/18/2019,
	Exercise Price: $195.00	5,006,655	7,308
			520,308
	TOTAL PURCHASED OPTIONS
	(Cost $588,987)		520,308
	TOTAL INVESTMENTS – 99.2%
	(Cost $85,479,978)		81,266,008
	Other Assets in Excess of Liabilities – 0.8%		663,246
	NET ASSETS – 100.0%		$81,929,254

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

Shares	Security Description	Value

	EXCHANGE TRADED FUNDS – 92.3%
279,153	iShares iBonds Dec 2019 Term Corporate ETF	$6,922,994
276,460	iShares iBonds Dec 2020 Term Corporate ETF	6,908,735
283,710	iShares iBonds Dec 2021 Term Corporate ETF	6,889,897
284,035	iShares iBonds Dec 2022 Term Corporate ETF	6,877,908
283,905	iShares iBonds Dec 2023 Term Corporate ETF	6,839,271
286,394	iShares iBonds Dec 2024 Term Corporate ETF	6,836,225
287,564	iShares iBonds Dec 2025 Term Corporate ETF	6,809,516
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $48,394,587)	48,084,546

		Notional
Contracts	Security Description	Amount	Value
	PURCHASED OPTIONS – 5.0%
	Call Options – 4.5%
	Amgen, Inc.
196	Expiration: 04/18/2019,
	Exercise Price: $195.00	$3,778,684	217,070
	Johnson & Johnson
450	Expiration: 04/18/2019,
	Exercise Price: $140.00	6,299,550	304,875
	PepsiCo, Inc.
562	Expiration: 04/18/2019,
	Exercise Price: $110.00	6,315,756	384,970
	Pfizer, Inc.
1,270	Expiration: 03/15/2019,
	Exercise Price: $44.00	5,468,620	187,325
	Philip Morris International, Inc.
494	Expiration: 03/15/2019,
	Exercise Price: $87.50	4,350,658	245,765
	Starbucks Corporation
606	Expiration: 04/18/2019,
	Exercise Price: $57.50	3,531,162	243,915
	Utilities Select Sector SPDR Fund
1,260	Expiration: 03/15/2019,
	Exercise Price: $54.00	6,764,940	247,590

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

		Notional
Contracts	Security Description	Amount	Value

	PURCHASED OPTIONS – 5.0% (Continued)

	Call Options – 4.5% (Continued)
	Visa, Inc.
264	Expiration: 03/15/2019,
	Exercise Price: $135.00	$3,639,240	$267,300
	Walt Disney Company
328	Expiration: 04/18/2019,
	Exercise Price: $115.00	3,766,424	237,800
	TOTAL CALL OPTIONS		2,336,610

	Put Options – 0.5%
	SPDR S&P 500 ETF Trust
328	Expiration: 03/15/2019,
	Exercise Price: $260.00	8,876,664	264,696
	TOTAL PUT OPTIONS		264,696
	TOTAL PURCHASED OPTIONS
	(Cost $2,645,644)		2,601,306
	TOTAL INVESTMENTS – 97.3%
	(Cost $51,040,231)		50,685,852
	Other Assets in Excess of Liabilities – 2.7%		1,394,162
	NET ASSETS – 100.0%		$52,080,014

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 92.5%

	Accommodation and Food Services – 5.3%
8,160	Marcus Corporation	$318,403
9,839	RCI Hospitality Holdings, Inc.	257,585
9,044	Ruth’s Hospitality Group, Inc.	244,459
6,478	Wyndham Destinations, Inc.	232,431
		1,052,878

	Administrative and Support and Waste Management
	and Remediation Services – 1.0%
3,230	Barrett Business Services, Inc.	203,232

	Construction – 1.2%
8,330	MDC Holdings, Inc.	234,073

	Finance and Insurance – 19.9%
4,250	AMERISAFE, Inc.	276,632
11,152	Apollo Commercial Real Estate Finance, Inc. (a)	208,654
12,274	CareTrust REIT, Inc. (a)	216,759
7,242	German American Bancorp, Inc.	229,644
7,956	Hannon Armstrong Sustainable
	Infrastructure Capital, Inc. (a)	165,087
2,142	Hanover Insurance Group, Inc.	238,576
1,292	Hingham Institution for Savings	263,051
2,856	Independent Bank Corporation	224,053
5,168	Lakeland Financial Corporation	222,379
3,264	PacWest Bancorp	132,584
4,182	Preferred Bank	214,997
5,134	Stewart Information Services Corporation	211,931
5,338	Stock Yards Bancorp, Inc.	169,268
8,976	STORE Capital Corporation (a)	260,573
5,474	Timberland Bancorp, Inc.	158,855
6,120	Towne Bank	172,156
2,822	W.P. Carey, Inc. (a)	186,280
3,706	Washington Trust Bancorp, Inc.	190,303
9,520	West Bancorporation, Inc.	209,345
		3,951,127

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 92.5% (Continued)

	Health Care and Social Assistance – 2.9%
2,791	Encompass Health Corporation	$187,834
10,302	Ensign Group, Inc.	381,586
		569,420

	Information – 3.2%
4,250	Computer Services, Inc.	212,797
4,250	CyrusOne, Inc. (a)	226,228
2,720	j2 Global, Inc.	198,125
		637,150

	Manufacturing – 27.3%
2,890	AptarGroup, Inc.	294,664
3,298	Cabot Corporation	160,547
2,074	Carlisle Companies, Inc.	200,328
2,380	Carter’s, Inc.	228,432
2,244	Chase Corporation	241,993
2,414	Crane Company	210,115
6,120	FLIR Systems, Inc.	283,417
7,718	Gildan Activewear, Inc.	230,845
6,868	Ituran Location and Control, Ltd.	234,336
2,516	Kadant, Inc.	248,329
2,142	Kaiser Aluminum Corporation	204,283
18,394	Mercer International, Inc.	279,773
7,956	Murphy Oil Corporation	253,478
3,434	Neenah, Inc.	276,300
1,904	Nordson Corporation	233,564
2,550	Oshkosh Corporation	143,157
1,783	Pool Corporation	259,872
1,836	Reliance Steel & Aluminum Company	144,897
5,644	Silicon Motion Technology Corporation – ADR	212,158
3,468	Sonoco Products Company	189,283
9,622	Superior Group of Companies, Inc.	167,327
8,738	Ternium S.A. – ADR	278,218
4,837	Toro Company	272,468
3,348	Trinseo S.A.	180,390
		5,428,174

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 92.5% (Continued)

	Mining, Quarrying, and Oil and Gas Extraction – 1.5%
28,296	Evolution Petroleum Corporation	$291,449

	Professional, Scientific, and Technical Services – 6.1%
6,324	Booz Allen Hamilton Holding Corporation	313,291
12,274	Hackett Group, Inc.	251,249
5,924	Macquarie Infrastructure Corporation	218,892
30,600	National CineMedia, Inc.	273,870
1,870	SYNNEX Corporation	145,130
		1,202,432

	Real Estate and Rental and Leasing – 5.7%
7,072	Blackstone Mortgage Trust, Inc. – Class A (a)	238,609
8,466	New Residential Investment Corporation (a)	151,372
11,594	Retail Opportunity Investments Corporation (a)	203,939
2,992	Sun Communities, Inc. (a)	300,606
16,456	Two Harbors Investment Corporation (a)	241,739
		1,136,265

	Retail Trade – 2.3%
2,720	MSC Industrial Direct Company, Inc. – Class A	220,483
5,270	Penske Automotive Group, Inc.	233,883
		454,366

	Transportation and Warehousing – 2.6%
4,624	Forward Air Corporation	277,394
5,746	Grupo Aeroportuario del
	Centro Norte SAB de CV – ADR	240,010
		517,404

	Utilities – 6.5%
27,438	Algonquin Power & Utilities Corporation	273,831
7,276	Aqua America, Inc.	236,688
7,480	CorEnergy Infrastructure Trust, Inc. (a)	270,252
5,984	NextEra Energy Partners LP	272,452
6,290	OGE Energy Corporation	227,384
		1,280,607

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 92.5% (Continued)

	Wholesale Trade – 7.0%
4,254	Hexcel Corporation	$248,944
1,904	Hubbell, Inc.	193,637
5,202	KAR Auction Services, Inc.	296,202
4,930	Leggett & Platt, Inc.	179,008
4,046	RPM International, Inc.	247,494
1,545	Watsco, Inc.	228,938
		1,394,223
	TOTAL COMMON STOCKS
	(Cost $19,992,265)	18,352,800

	CLOSED END FUNDS – 4.6%
24,650	Hercules Capital, Inc.	308,865
8,262	Main Street Capital Corporation	308,420
15,640	Newtek Business Services Corporation	303,260
	TOTAL CLOSED END FUNDS
	(Cost $995,823)	920,545
	TOTAL INVESTMENTS
	(Cost $20,988,088) – 97.1%	19,273,345
	Other Assets in Excess of Liabilities – 2.9%	582,007
	NET ASSETS – 100.0%	$19,855,352

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Real Estate Investment Trust (“REIT”)
	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2018 (Unaudited)

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
ASSETS
Investments in securities, at value*	$79,160,350	$81,266,008
Cash	217,026	472,111
Receivable for securities sold	—	748,063
Dividends and interest receivable	20,972	80,779
Deposit at broker for options	—	353
Total assets	79,398,348	82,567,314

LIABILITIES
Payable for securities purchased	—	581,708
Management fees payable	55,085	56,352
Total liabilities	55,085	638,060

NET ASSETS	$79,343,263	$81,929,254

Net assets consist of:
Paid-in capital	$80,145,492	$85,393,039
Total distributable earnings/
(accumulated deficit)	(802,229)	(3,463,785)
Net assets	$79,343,263	$81,929,254

Net asset value:
Net assets	$79,343,263	$81,929,254
Shares outstanding^	2,550,000	3,100,000
Net asset value, offering and
redemption price per share	$31.12	$26.43
* Identified Cost:
Investments in securities	$78,295,933	$85,479,978

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2018 (Unaudited) (Continued)

	Aptus Defined	Opus Small Cap
	Risk ETF	Value Plus ETF
ASSETS
Investments in securities, at value*	$50,685,852	$19,273,345
Cash	324,373	13,066
Receivable for securities sold	—	576,355
Dividends and interest receivable	—	5,978
Deposit at broker for options	1,097,783	—
Total assets	52,108,008	19,868,744

LIABILITIES
Management fees payable	27,994	13,392
Total liabilities	27,994	13,392

NET ASSETS	$52,080,014	$19,855,352

Net assets consist of:
Paid-in capital	$51,128,370	$21,577,478
Total distributable earnings/
(accumulated deficit)	951,644	(1,722,126)
Net assets	$52,080,014	$19,855,352

Net asset value:
Net assets	$52,080,014	$19,855,352
Shares outstanding^	2,050,000	850,000
Net asset value, offering and
redemption price per share	$25.40	$23.36
* Identified Cost:
Investments in securities	$51,040,231	$20,988,088

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF OPERATIONS
For the Six-Months Ended October 31, 2018 (Unaudited)

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
INCOME
Dividends	$801,836	$601,798
Total investment income	801,836	601,798

EXPENSES
Management fees	297,165	300,619
Total expenses	297,165	300,619
Net investment income (loss)	504,671	301,179

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	205,860	444,984
Change in unrealized
appreciation (depreciation) on:
Investments	(5,555,402)	(2,763,266)
Net realized and unrealized
gain (loss) on investments	(5,349,542)	(2,318,282)
Net increase (decrease) in net assets
resulting from operations	$(4,844,871)	$(2,017,103)

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2018 (Unaudited) (Continued)

	Aptus Defined	Opus Small Cap
	Risk ETF*	Value Plus ETF**
INCOME
Dividends+	$191,226	$123,441
Total investment income	191,226	123,441

EXPENSES
Management fees	65,568	38,545
Total expenses	65,568	38,545
Net investment income (loss)	125,658	84,896

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,245,474	(50,388)
Change in unrealized
appreciation (depreciation) on:
Investments	(354,379)	(1,714,743)
Net realized and unrealized
gain (loss) on investments	891,095	(1,765,131)
Net increase (decrease) in net assets
resulting from operations	$1,016,753	$(1,680,235)

*	Fund inception date of August 7, 2018. The information presented is from August 7, 2018 to October 31, 2018.
**	Fund inception date of July 17, 2018. The information presented is from July 17, 2018 to October 31, 2018.
+	Net of foreign taxes withheld of $0 and $977, respectively.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018
OPERATIONS
Net investment income (loss)	$504,671	$66,886
Net realized gain (loss) on investments	205,860	3,657,301
Change in unrealized appreciation
(depreciation) on investments	(5,555,402)	3,818,026
Net increase (decrease) in net assets
resulting from operations	(4,844,871)	7,542,213

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(115,305	)*
Total distributions to shareholders	—	(115,305)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	58,856,205	42,735,430
Payments for shares redeemed	(31,533,840)	(26,510,785)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	27,322,365	16,224,645
Net increase (decrease) in net assets	$22,477,494	$23,651,553

NET ASSETS
Beginning of period	$56,865,769	$33,214,216
End of period	$79,343,263	$56,865,769	**

(a)	A summary of capital share transactions is as follows:

	Period Ended
	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018
	Shares	Shares
Subscriptions	1,700,000	1,400,000
Redemptions	(900,000)	(900,000)
Net increase (decrease)	800,000	500,000

*	From net investment income.
**	Includes undistributed (accumulated) net investment income (loss) of $9,899.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2018	Period Ended
	(Unaudited)	April 30, 2018*
OPERATIONS
Net investment income (loss)	$301,179	$109,500
Net realized gain (loss) on investments	444,984	906,976
Change in unrealized appreciation
(depreciation) on investments	(2,763,266)	(1,450,704)
Net increase (decrease) in net assets
resulting from operations	(2,017,103)	(434,228)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(26,747)**
Total distributions to shareholders	—	(26,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	39,718,970	70,923,465
Payments for shares redeemed	(18,108,375)	(8,126,740)
Transaction fees (Note 7)	—	12
Net increase (decrease) in net assets
derived from capital
share transactions (a)	21,610,595	62,796,737
Net increase (decrease) in net assets	$19,593,492	$62,335,762

NET ASSETS
Beginning of period	$62,335,762	$—
End of period	$81,929,254	$62,335,762 ***

(a)	A summary of capital share transactions is as follows:

	Period Ended
	October 31, 2018	Period Ended
	(Unaudited)	April 30, 2018*
	Shares	Shares
Subscriptions	1,400,000	2,650,000
Redemptions	(650,000)	(300,000)
Net increase (decrease)	750,000	2,350,000

*	Fund inception date of October 31, 2017. The information presented is for the period from October 31, 2017 to April 30, 2018.
**	From net investment income.
***	Includes undistributed (accumulated) net investment income (loss) of $82,753.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$125,658
Net realized gain (loss) on investments	1,245,474
Change in unrealized appreciation
(depreciation) on investments	(354,379)
Net increase (decrease) in net assets
resulting from operations	1,016,753

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(65,109)
Total distributions to shareholders	(65,109)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	52,405,435
Payments for shares redeemed	(1,277,065)
Net increase (decrease) in net assets derived
from capital share transactions (a)	51,128,370
Net increase (decrease) in net assets	$52,080,014

NET ASSETS
Beginning of period	$—
End of period	$52,080,014

(a)	A summary of capital share transactions is as follows:

Period Ended
October 31, 2018*
(Unaudited)
Shares
Subscriptions	2,100,000
Redemptions	(50,000)
Net increase (decrease)	2,050,000

*	Fund inception date of August 7, 2018. The information presented is for the period from August 7, 2018 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$84,896
Net realized gain (loss) on investments	(50,388)
Change in unrealized appreciation
(depreciation) on investments	(1,714,743)
Net increase (decrease) in net assets
resulting from operations	(1,680,235)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(41,891)
Total distributions to shareholders	(41,891)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	21,577,190
Payments for shares redeemed	—
Transaction fees (Note 7)	288
Net increase (decrease) in net assets derived
from capital share transactions (a)	21,577,478
Net increase (decrease) in net assets	$19,855,352

NET ASSETS
Beginning of period	$—
End of period	$19,855,352

(a)	A summary of capital share transactions is as follows:

Period Ended
October 31, 2018*
(Unaudited)
Shares
Subscriptions	850,000
Redemptions	—
Net increase (decrease)	850,000

*	Fund inception date of July 17, 2018. The information presented is for the period from July 17, 2018 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Period Ended
	October 31, 2018		Year Ended	Period Ended
	(Unaudited)		April 30, 2018	April 30, 2017(1)
Net asset value,
beginning of year/period	$32.49		$26.57	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.23		0.05	0.28
Net realized and unrealized
gain (loss) on investments	(1.60)		5.97	1.47
Total from investment operations	(1.37)		6.02	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.10)	(0.18)
Total distributions	—		(0.10)	(0.18)

Net asset value, end of
year/period	$31.12		$32.49	$26.57
Total return	-4.25	%(3)	22.68%	7.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of
year/period (000’s)	$79,343		$56,866	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79%	0.79	%(4)
Net investment income (loss)
to average net assets	1.34	%(4)	0.17%	1.21	%(4)
Portfolio turnover rate(5)	90	%(3)	124%	144	%(3)

(1)	Fund inception date of June 8, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Period Ended
	October 31, 2018		Period Ended
	(Unaudited)		April 30, 2018(1)
Net asset value, beginning of period	$26.53		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.11		0.08
Net realized and unrealized
gain (loss) on investments	(0.21)		1.48	(7)
Total from investment operations	(0.10)		1.56

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.03)
Total distributions	—		(0.03)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		0.00	(6)

Net asset value, end of period	$26.43		$26.53
Total return	-0.37	%(3)	6.24	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$81,929		$62,336

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79	%(4)
Net investment income (loss)
to average net assets	0.79	%(4)	0.61	%(4)
Portfolio turnover rate(5)	29	%(3)	34	%(3)

(1)	Fund inception date of October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005. See Note 7.
(7)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.08
Net realized and unrealized gain (loss) on investments	0.36
Total from investment operations	0.44

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$25.40
Total return	1.77	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$52,080

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.69	%(4)
Net investment income (loss) to average net assets	1.32	%(4)
Portfolio turnover rate(5)	0	%(3)(6)

(1)	Fund inception date of August 7, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.13
Net realized and unrealized gain (loss) on investments	(1.72)
Total from investment operations	(1.59)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	0.00	(6)

Net asset value, end of period	$23.36
Total return	-6.37	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$19,855

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	1.74	%(4)
Portfolio turnover rate(5)	13	%(3)

(1)	Fund inception date of July 17, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005. See Note 7.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, Aptus Defined Risk ETF, and Opus Small Cap Value Plus ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF are non-diversified portfolios and Aptus Defined Risk ETF and Opus Small Cap Value Plus ETF are diversified portfolios. Aptus Behavioral Momentum ETF commenced operations on June 8, 2016 and its investment objective is to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index. Aptus Fortified Value ETF commenced operations on October 31, 2017, and its investment objective is to track the performance, before fees and expenses, of the Aptus Fortified Value Index. Aptus Defined Risk ETF commenced operations on August 7, 2018, and its investment objective is to seek current income and capital appreciation. Opus Small Cap Value Plus ETF commenced operations on July 17, 2018, and its investment objective is to seek capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

asked price will be used. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018:

Aptus Behavioral Momentum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$79,160,350	$—	$—	$79,160,350
Total Investments
in Securities	$79,160,350	$—	$—	$79,160,350

^ See Schedule of Investments for breakout of investments by sector classification.

Aptus Fortified Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$80,745,700	$—	$—	$80,745,700
Purchased Options	—	520,308	—	520,308
Total Investments
in Securities	$80,745,700	$520,308	$—	$81,266,008

^ See Schedule of Investments for breakout of investments by sector classification.

Aptus Defined Risk ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,084,546	$—	$—	$48,084,546
Purchased Options	—	2,601,306	—	2,601,306
Total Investments
in Securities	$48,084,546	$2,601,306	$—	$50,685,852

^ See Schedule of Investments for breakout of investments by sector classification.

Opus Small Cap Value Plus ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,352,800	$—	$—	$18,352,800
Closed End Funds	920,545	—	—	920,545
Total Investments
in Securities	$19,273,345	$—	$—	$19,273,345

^ See Schedule of Investments for breakout of investments by sector classification.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2018, the Funds did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the most recently completed fiscal period end, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF on an annual basis while Aptus Defined Risk ETF and Opus Small Cap Value Plus ETF pay on a quarterly basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind.

For the periods ended April 30, 2018, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Aptus Behavioral
Momentum ETF	$10,325	$(4,553,747)	$4,543,422
Aptus Fortified Value ETF	$—	$(985,707)	$985,707

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to October 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the ASU 2018-13 and has adopted the Disclosure Framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Opus Capital Group, LLC, doing business as Opus Capital Management, is the Sub-Adviser for Opus Small Cap Value Plus ETF.

Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Opus Capital Management (the “Sub-Adviser”) for Opus Small Cap Value Plus ETF only, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, in exchange for a single unitary management fee, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, Aptus Behavioral

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

Momentum ETF, Aptus Fortified Value ETF, and Opus Small Cap Value Plus ETF each pay the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets. Aptus Defined Risk ETF pays the Adviser an annual rate of 0.69% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended October 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Behavioral Momentum ETF	$68,107,646	$65,916,524
Aptus Fortified Value ETF	$21,881,320	$23,071,307
Aptus Defined Risk ETF	$2,363,533	$272,515
Opus Small Cap Value Plus ETF	$2,692,841	$2,270,031

During the period ended October 31, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
Aptus Behavioral Momentum ETF	$58,479,181	$31,495,258
Aptus Fortified Value ETF	$39,272,976	$18,084,925
Aptus Defined Risk ETF	$47,477,805	$1,174,217
Opus Small Cap Value Plus ETF	$20,617,206	$—

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are analyzed at fiscal year-end; accordingly, tax-basis balances have not been determined for the six-month period ended October 31, 2018.

Aptus Defined Risk ETF commenced operations on August 7, 2018 and Opus Small Cap Value Plus ETF commenced operations on July 17, 2018; therefore, no tax information is available as of the date of this report.

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at April 30, 2018 were as follows:

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
Tax cost of investments	$50,575,190	$63,988,250
Gross tax unrealized appreciation	7,551,605	2,162,450
Gross tax unrealized depreciation	(1,383,624)	(3,934,049)
Total unrealized appreciation/(depreciation)	$6,167,981	$(1,771,599)
Undistributed ordinary income	9,899	324,917
Undistributed long -term capital gains	—	—
Total distributable earnings	—	324,917
Other accumulated gain/(loss)	(2,135,238)	—
Total accumulated gain/(loss)	$4,042,642	$(1,446,682)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

As of April 30, 2018, the Funds deferred, on a tax-basis, no post-October or late year ordinary losses.

As of April 30, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Aptus Behavioral Momentum ETF	$2,135,238	$—	N/A
Aptus Fortified Value ETF	$—	$—	N/A

Distributions paid by the Funds during the six-months ended October 31, 2018 were as follows:

	Ordinary Income	Capital Gains
Aptus Behavioral Momentum ETF	$—	$—
Aptus Fortified Value ETF	$—	$—
Aptus Defined Risk ETF	$65,109	$—
Opus Small Cap Value Plus ETF	$41,891	$—

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2018, were as follows:

	Ordinary Income	Capital Gains
Aptus Behavioral Momentum ETF	$115,305	$—
Aptus Fortified Value ETF	$26,747	$—

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. Aptus Fortified Value ETF and Aptus Defined Risk ETF may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid. The average monthly volume of derivative activity during the period ended October 31, 2018 was as follows:

Purchased Options	Average Value
Aptus Fortified Value ETF	$483,089
Aptus Defined Risk ETF	$2,365,974

The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended October 31, 2018, was as follows:

Asset Derivatives*
	Derivatives Not	Statement of
	Accounted For as	Assets and
Fund	Hedging Instruments	Liabilities Location	Value
Aptus Fortified	Purchased Options	Investments in
Value ETF		Securities, at value	$ 520,308
Aptus Defined	Purchased Options	Investments in
Risk ETF		Securities, at value	$2,601,306

*	There were no liability derivatives for the period ended October 31, 2018.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended October 31, 2018, was as follows:

			Change in
	Derivatives Not		Unrealized
	Accounted For as	Net Realized	Appreciation
Fund	Hedging Instruments	Gain (Loss)	(Depreciation)
Aptus Fortified Value ETF	Purchased Options	$(1,148,232)	$(91,179)
Aptus Defined Risk ETF	Purchased Options	$ 1,245,491	$(44,338)

NOTE 7 – SHARE TRANSACTIONS

Shares of Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, and Aptus Defined Risk ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Shares of Opus Small Cap Value Plus ETF are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, and Aptus Defined Risk ETF issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Opus Small Cap Value Plus ETF issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund are displayed in the capital

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

share transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Aptus ETFs

EXPENSE EXAMPLES
For the Six-Months Ended October 31, 2018 (Unaudited)

As a shareholder of Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, Aptus Defined Risk ETF, and Opus Small Cap Value Plus ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 – October 31, 2018) for Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF; current periods (August 7, 2018 – October 31, 2018) for Aptus Defined Risk ETF, and (July 17, 2018 – October 31, 2018) for Opus Small Cap Value Plus ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Aptus ETFs

EXPENSE EXAMPLES
For the Six-Months Ended October 31, 2018 (Unaudited) (Continued)

Aptus Behavioral Momentum ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	May 1, 2018	October 31, 2018	During the Period(1)
Actual	$1,000.00	$ 957.50	$3.90
Hypothetical (5% annual	$1,000.00	$1,021.22	$4.02
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Aptus Fortified Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	May 1, 2018	October 31, 2018	During the Period(2)
Actual	$1,000.00	$ 996.30	$3.98
Hypothetical (5% annual	$1,000.00	$1,021.22	$4.02
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, which is 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Aptus Defined Risk ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	August 7, 2018(3)	October 31, 2018	During the Period
Actual	$1,000.00	$1,017.70	$1.62(4)
Hypothetical (5% annual	$1,000.00	$1,021.73	$3.52(5)
return before expenses)

(3)	Fund inception.
(4)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.69%, multiplied by the average value during the period, multiplied by the number of days in the current period, which is 85 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(5)
The dollar amount shown as expenses paid during the period is equal to the annualized six-month period expense ratio, 0.69%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, which is 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Aptus ETFs

EXPENSE EXAMPLES
For the Six-Months Ended October 31, 2018 (Unaudited) (Continued)

Opus Small Cap Value Plus ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 17, 2018(6)	October 31, 2018	During the Period
Actual	$1,000.00	$ 936.30	$2.22(7)
Hypothetical (5% annual	$1,000.00	$1,021.22	$4.02(8)
return before expenses)

(6)	Fund inception.
(7)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the current period, which is 106 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(8)
The dollar amount shown as expenses paid during the period is equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, which is 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Aptus Defined Risk ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 12, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Aptus Defined Risk ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board noted that certain Materials had originally been provided to the Board in conjunction with a prior meeting of the Board.

Prior to and during the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of their advisory businesses, including key personnel and the firm’s approach to product development. The Board then discussed the Materials and oral presentation that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement, noting the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to certain other series of the Trust. The Board noted it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities

Aptus Defined Risk ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively-managed fund.

Historical Performance.  The Board noted that the Fund has not yet commenced operations and concluded performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared it to the universe of Options-Based ETFs and Equity Allocation (15% to 30% and 30% to 50%) ETFs as reported by Morningstar. The Board noted that the Fund’s proposed expense ratio was in line with the median for the Options-Based ETFs, but significantly above the median for the Equity Allocation ETFs. The Board further considered that the Fund’s acquired fund fees and expenses (“AFFE”) would effectively increase the Fund’s expense ratio and considered the AFFE charged by funds in the peer groups. The Board considered that, based on their experience and judgment, the Fund’s expense ratio was reasonable given the unique nature of the Fund’s strategy relative to traditional fixed-income and equity allocation funds.

The Board took into consideration the advisory fee for the Fund was a “unified fee,” meaning it would pay no expenses other than the applicable advisory fee and certain other costs such as interest, brokerage and extraordinary expenses, AFFE, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Opus Small Cap Value Plus ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 12, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Opus Small Cap Value Plus ETF (the “Fund”); and

•
the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Opus Capital Group, LLC, doing business as Opus Capital Management (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as their

Opus Small Cap Value Plus ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

experience with the Adviser as the investment adviser to certain other series of the Trust. The Board noted it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively-managed fund. The Board noted that the Sub-Adviser would be responsible for selecting investments for the Fund, and the Adviser would be responsible for trade execution.

Historical Performance. The Board noted that the Fund has not yet commenced operations and concluded performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the investment decision-making for the Fund would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the Sub-Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared it to the universe of Small Value ETFs and Foreign Small/Mid Blend ETFs as reported by Morningstar (“Category Peer Groups”). The Board noted that there were no actively-managed ETFs in the Category Peer Groups and that the Fund’s expense ratio was higher than any of the index-based ETFs in the Category Peer Groups. The Board considered that, based on their experience and judgment, the Fund’s expense ratio was reasonable given the nature of the Fund’s actively-managed strategy.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the applicable advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally

Opus Small Cap Value Plus ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

unpredictable. The Board noted it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted the responsibilities Opus would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Adviser and the Trust’s CCO with respect to Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other institutional clients. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund.

Opus Small Cap Value Plus ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Aptus ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended April 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100% for Aptus Behavioral Momentum ETF, and 71.49% for Aptus Fortified Value ETF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2018, was 100% for Aptus Behavioral Momentum ETF, and 64.90% for Aptus Fortified Value ETF.

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for Aptus Behavioral Momentum ETF was 0.00%, and Aptus Fortified Value ETF was 100%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aptusetfs.com and www.opusetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Aptus ETFs

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

 (This Page Intentionally Left Blank.)

Adviser and Index Provider
Aptus Capital Advisors, LLC
407 Johnson Ave.
Fairhope, Alabama 36532

Sub-Adviser (Opus Small Cap Value Plus ETF)
Opus Capital Management
221 East Fourth Street, Suite 2700
Cincinnati, Ohio 45202

Distributor
Quasar Distributors, LLC
777 East Wisconsin Ave, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Behavioral Momentum ETF
Symbol – BEMO
CUSIP – 26922A784

Aptus Fortified Value ETF
Symbol – FTVA
CUSIP – 26922A610

Aptus Defined Risk ETF
Symbol – DRSK
CUSIP – 26922A388

Opus Small Cap Value Plus ETF
Symbol – OSCV
CUSIP – 26922A446

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ETF Series Solutions

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    December 28, 2018

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    December 28, 2018